Class A Common Stock Subject to Possible Redemption (Details)	9 Months Ended	11 Months Ended	12 Months Ended
	Sep. 30, 2022 USD ($) vote $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares
Temporary Equity [Line Items]
Common shares, shares authorized (in shares) | shares	36,326,815	36,326,815	36,326,815		36,326,815
Common shares, par value (usd per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Common stock subject to possible redemption, outstanding | shares	29,521,810	29,521,810	29,521,810	29,521,810	25,729,542	23,695,330
Plus:
Class A common stock subject to possible redemption	$ 480,631,000	$ 480,631,000	$ 480,631,000	$ 480,631,000	$ 394,408,000	$ 347,938,000
Class A Common stock
Temporary Equity [Line Items]
Common shares, shares authorized (in shares) | shares	280,000,000	280,000,000	280,000,000
Common shares, par value (usd per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Number of votes per common stock | vote	1
Common stock subject to possible redemption, outstanding | shares		15,000,000	15,000,000
Gross proceeds from Initial Public Offering		$ 150,000,000
Less:
Amount allocated to public warrants		(5,100,000)
Class A common stock issuance costs		(13,306,092)
Plus:
Accretion of carrying value to redemption value		18,406,092
Class A common stock subject to possible redemption		$ 150,000,000	$ 150,000,000
Class A Common Stock Subject to Redemption
Temporary Equity [Line Items]
Common shares, par value (usd per share) | $ / shares		$ 0.0001	$ 0.0001
Common stock subject to possible redemption, outstanding | shares	15,000,000	15,000,000	15,000,000
Gross proceeds from Initial Public Offering			$ 150,000,000
Less:
Amount allocated to public warrants			(5,100,000)
Class A common stock issuance costs			(13,306,092)
Plus:
Accretion of carrying value to redemption value			18,406,092
Subsequent remeasurement of Class A common stock subject to possible redemption	$ 293,649
Class A common stock subject to possible redemption	$ 150,293,649	$ 150,000,000	$ 150,000,000